REVENUE AND SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Disaggregation of MedAvail Revenue
The following table presents the disaggregation of MedAvail's revenue:

	Year Ended December 31,
	2020	2019
Pharmacy and hardware sales:
Retail pharmacy revenue	7,728	3,227
Lease revenue	467	158
Hardware	2,401	—
Total pharmacy and hardware sales	10,596	3,385
Service sales:
Software integration	$3,168	$—
Software	44	208
Maintenance and support	58	93
Professional services and other	47	75
Installation	55	10
Total service sales	3,372	386
Total revenue	$13,968	$3,771

Schedule of Revenue and Costs of Sales by Segment
The following table presents revenue and costs of sales by segment:

	Retail Pharmacy Services	Pharmacy Technology	Total
Year Ended December 31, 2020
Sales:
Retail pharmacy revenue	$7,728	$—	$7,728
Software integration	—	3,168	3,168
Hardware	—	2,401	2,401
Lease revenue	—	467	467
Software	—	44	44
Maintenance and support	—	58	58
Professional services and other	—	47	47
Installation	—	55	55
Total sales	7,728	6,240	13,968
Cost of sales	7,744	1,061	8,805
Gross profit	$(16)	$5,179	$5,163
Year Ended December 31, 2019
Sales:
Retail pharmacy revenue	$3,227	$—	$3,227
Lease revenue	—	158	158
Software	—	208	208
Maintenance and support	—	93	93
Professional services	—	75	75
Installation	—	10	10
Total sales	3,227	544	3,771
Cost of sales	2,674	149	2,823
Gross profit	$553	$395	$948

Schedule of Assets and Liabilities by Segment
The following table presents assets and liabilities by segment:

	Retail Pharmacy Services	Pharmacy Technology	Corporate	Total
December 31, 2020
Assets	$6,012	$5,547	$57,772	$69,331
Liabilities	$2,203	$3,422	$2,639	$8,264
December 31, 2019
Assets	$3,702	$9,104	$5,197	$18,003
Liabilities	$994	$7,174	$12,996	$21,164
The following table presents long-lived assets, which include property, plant, and equipment and right-of-use-assets as of December 31, 2020 and 2019 by geographic region, based on the physical location of the assets:

	Year Ended December 31,
	2020	2019
Long-lived assets:
United States	$4,533	$3,007
Canada	$501	$746
Total long-lived assets	$5,034	$3,753